ACQUISITION OF 2734158 ONTARIO INC (Details 1)	12 Months Ended
Jun. 30, 2021 CAD ($)
ACQUISITION OF 2734158 ONTARIO INC.
Consideration	$ (723,000)
Ownership	50.10%
Fair value of assets acquired	$ 1,443,114
Consideration	723,000
Non-controlling interest	$ 720,114